Interest expense, net (Tables)	12 Months Ended
Dec. 31, 2022
Interest Expense, Net [Abstract]
Schedule of interest expense, net
	Year ended December 31,
	2022	2021
Interest expense, net consists of the following:
Interest expense:
Interest on loans	6,174,086	2,821,388
Finance cost to related party	57,897	—
Interest income:
Deposits and short term investments	53,561	153,988
Finance income from related party	19,638	—
	6,158,784	2,667,400